Lease - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Lease Description [Line Items]
Total operating lease expenses	$ 6,337,447	$ 5,967,113
Minimum
Lessee Lease Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee Lease Description [Line Items]
Remaining lease terms	5 years